Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash	$ 173,513	$ 154,722
Amounts receivable	324,993	520,122
Prepaids and other current assets	644,422	654,710
Total current assets	1,142,928	1,329,554
Non-current assets
Property and equipment, net (Note 7)	18,435	36,871
Total assets	1,161,363	1,336,425
Current liabilities
Accounts payable and accrued liabilities	3,341,261	4,503,217
Due to related parties (Note 18)	144,867	661,660
Income tax payable (Note 19)	160,006
Financial guarantee liability (Notes 9 and 21(e))	218,780	182,200
Convertible debentures (Note 10)	237,880	500,000
Loans payable (Note 11)	40,000
Warrant liabilities (Note 13(a))	353
Total current liabilities	4,143,147	5,847,077
Non-current liabilities
Financial guarantee liability (Notes 9 and 21(e))	864,515
Loans payable (Note 11)	34,559
Warrant liabilities (Note 13(a))		131,603
Total liabilities	5,042,221	5,978,680
Shareholders' Deficit
Common shares (Note 12)	75,384,509	63,670,860
Reserves (Notes 13(b), 14 and 15)	23,655,647	22,618,544
Accumulated other comprehensive income	249,466	109,647
Accumulated deficit	(103,170,480)	(91,011,306)
Total shareholders' deficit	(3,880,858)	(4,612,255)
Total liabilities and shareholders' deficit	$ 1,161,363	$ 1,366,425